UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Series Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2019

% of fund's investments
0.01 - 0.99%	78.6
1 - 1.99%	8.5
2 - 2.99%	9.0
3 - 3.99%	3.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$107,072,140	$120,037,765
2% 1/15/26	132,933,355	147,897,739
2.375% 1/15/25	182,493,469	203,890,347
2.375% 1/15/27	106,952,103	123,513,793
2.5% 1/15/29	103,310,997	124,284,122
3.625% 4/15/28	90,154,229	115,737,687
3.875% 4/15/29	109,703,468	146,876,931
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	298,076,684	295,196,238
0.125% 1/15/22	275,139,681	273,325,979
0.125% 4/15/22	290,440,458	288,063,825
0.125% 7/15/22	283,778,021	282,846,211
0.125% 1/15/23	285,096,685	283,414,939
0.125% 7/15/24	277,249,110	276,734,569
0.125% 7/15/26	234,443,986	232,840,034
0.25% 1/15/25	277,903,237	278,179,518
0.375% 7/15/23	282,802,478	285,032,494
0.375% 7/15/25	277,594,491	280,618,202
0.375% 1/15/27	232,638,641	234,224,604
0.375% 7/15/27	229,887,057	232,005,148
0.5% 4/15/24	203,683,531	206,169,960
0.5% 1/15/28	227,981,253	231,689,143
0.625% 7/15/21	249,272,526	250,734,425
0.625% 4/15/23	284,417,611	287,680,265
0.625% 1/15/24	281,999,436	286,843,851
0.625% 1/15/26	249,984,745	255,952,133
0.75% 7/15/28	223,877,339	233,257,585
0.875% 1/15/29	222,561,103	234,270,866
1.125% 1/15/21	234,835,911	236,572,305
1.25% 7/15/20	205,306,402	206,556,262
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $6,540,341,447)		6,654,446,940
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 2.42% (a)
(Cost $423,586)	423,502	423,586
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $6,540,765,033)		6,654,870,526
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,366,844
NET ASSETS - 100%		$6,672,237,370

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,454
Total	$26,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$6,654,446,940	$--	$6,654,446,940	$--
Money Market Funds	423,586	423,586	--	--
Total Investments in Securities:	$6,654,870,526	$423,586	$6,654,446,940	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,540,341,447)	$6,654,446,940
Fidelity Central Funds (cost $423,586)	423,586
Total Investment in Securities (cost $6,540,765,033)		$6,654,870,526
Receivable for investments sold		92,628,993
Receivable for fund shares sold		153,285,104
Interest receivable		18,231,312
Distributions receivable from Fidelity Central Funds		1,479
Total assets		6,919,017,414
Liabilities
Payable for investments purchased	$245,651,868
Payable for fund shares redeemed	1,110,532
Other payables and accrued expenses	17,644
Total liabilities		246,780,044
Net Assets		$6,672,237,370
Net Assets consist of:
Paid in capital		$6,507,838,977
Total distributable earnings (loss)		164,398,393
Net Assets, for 666,301,052 shares outstanding		$6,672,237,370
Net Asset Value, offering price and redemption price per share ($6,672,237,370 ÷ 666,301,052 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$85,085,617
Income from Fidelity Central Funds		26,454
Total income		85,112,071
Expenses
Custodian fees and expenses	$28,837
Independent trustees' fees and expenses	10,883
Commitment fees	8,326
Total expenses		48,046
Net investment income (loss)		85,064,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,775,081)
Total net realized gain (loss)		(3,775,081)
Change in net unrealized appreciation (depreciation) on investment securities		223,453,976
Net gain (loss)		219,678,895
Net increase (decrease) in net assets resulting from operations		$304,742,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,064,025	$107,732,216
Net realized gain (loss)	(3,775,081)	(21,545,083)
Change in net unrealized appreciation (depreciation)	223,453,976	(112,480,750)
Net increase (decrease) in net assets resulting from operations	304,742,920	(26,293,617)
Distributions to shareholders	(12,145,605)	(101,903,392)
Share transactions
Proceeds from sales of shares	949,391,271	4,435,551,447
Reinvestment of distributions	12,145,605	101,903,253
Cost of shares redeemed	(342,697,503)	(1,050,753,566)
Net increase (decrease) in net assets resulting from share transactions	618,839,373	3,486,701,134
Total increase (decrease) in net assets	911,436,688	3,358,504,125
Net Assets
Beginning of period	5,760,800,682	2,402,296,557
End of period	$6,672,237,370	$5,760,800,682
Other Information
Shares
Sold	96,582,240	454,760,564
Issued in reinvestment of distributions	1,237,063	10,691,348
Redeemed	(35,135,737)	(108,094,367)
Net increase (decrease)	62,683,566	357,357,545

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.76	$9.77	$9.53	$9.64	$10.04
Income from Investment Operations
Net investment income (loss)A	.137	.258	.217	.162	.025	.182
Net realized and unrealized gain (loss)	.353	(.300)	(.024)	.207	(.114)	(.100)
Total from investment operations	.490	(.042)	.193	.369	(.089)	.082
Distributions from net investment income	(.020)	(.030)	(.010)	(.006)	(.005)	(.016)
Distributions from net realized gain	–	(.148)	(.193)	(.123)	(.016)	(.466)
Total distributions	(.020)	(.178)	(.203)	(.129)	(.021)	(.482)
Net asset value, end of period	$10.01	$9.54	$9.76	$9.77	$9.53	$9.64
Total ReturnB,C	5.14%	(.42)%	1.99%	3.88%	(.92)%	.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.06%	.20%	.20%	.20%
Expenses net of fee waivers, if any	- %F,G	- %G	.06%	.20%	.20%	.20%
Expenses net of all reductions	- %F,G	- %G	.06%	.20%	.20%	.20%
Net investment income (loss)	2.83%F	2.67%	2.21%	1.65%	.26%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,672,237	$5,760,801	$2,402,297	$1,013,090	$770,606	$528,147
Portfolio turnover rateH	27%F	25%	25%	26%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,214,314
Gross unrealized depreciation	(3,721,782)
Net unrealized appreciation (depreciation)	$116,492,532
Tax cost	$6,538,377,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,849,051)
Long-term	(9,385,509)
Total capital loss carryforward	$(15,234,560)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,326 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,051.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

SIB-S-SANN-0819
1.899332.109

Fidelity® Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2019

% of fund's investments
0.01 - 0.99%	73.1
1 - 1.99%	13.0
2 - 2.99%	9.8
3 - 3.99%	4.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$72,521,581	$70,334,738
0.75% 2/15/42	98,115,831	98,531,775
0.75% 2/15/45	122,857,709	121,650,080
0.875% 2/15/47	87,874,530	89,617,936
1% 2/15/46	89,588,590	93,958,195
1% 2/15/48	86,082,332	90,628,091
1% 2/15/49	39,697,850	42,017,015
1.375% 2/15/44	110,234,526	125,203,379
1.75% 1/15/28	83,268,573	93,351,766
2% 1/15/26	103,379,162	115,016,614
2.125% 2/15/40	43,883,360	56,201,919
2.125% 2/15/41	55,843,435	71,964,836
2.375% 1/15/25	141,922,192	158,562,195
2.375% 1/15/27	83,175,817	96,055,715
2.5% 1/15/29	80,342,550	96,652,859
3.375% 4/15/32	32,410,752	44,419,327
3.625% 4/15/28	70,112,056	90,008,059
3.875% 4/15/29	85,315,075	114,224,432
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	231,809,746	229,569,663
0.125% 1/15/22	213,972,314	212,561,823
0.125% 4/15/22	225,870,463	224,022,198
0.125% 7/15/22	220,689,568	219,964,915
0.125% 1/15/23	221,715,173	220,407,305
0.125% 7/15/24	215,612,845	215,212,694
0.125% 7/15/26	182,324,000	181,076,628
0.25% 1/15/25	217,231,766	217,447,730
0.375% 7/15/23	221,046,432	222,789,476
0.375% 7/15/25	216,984,317	219,347,829
0.375% 1/15/27	180,919,537	182,152,916
0.375% 7/15/27	178,779,222	180,426,425
0.5% 4/15/24	158,401,836	160,335,496
0.5% 1/15/28	178,308,717	181,208,733
0.625% 7/15/21	193,855,450	194,992,348
0.625% 4/15/23	222,303,207	224,853,325
0.625% 1/15/24	220,413,025	224,199,459
0.625% 1/15/26	195,455,251	200,120,965
0.75% 7/15/28	175,094,420	182,430,708
0.875% 1/15/29	174,061,163	183,219,166
1.125% 1/15/21	182,628,606	183,978,975
1.25% 7/15/20	159,663,227	160,635,222
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $5,951,723,313)		6,089,352,930
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 2.42% (a)
(Cost $5,183,630)	5,182,594	5,183,630
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,956,906,943)		6,094,536,560
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,459,281
NET ASSETS - 100%		$6,107,995,841

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,612
Total	$32,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$6,089,352,930	$--	$6,089,352,930	$--
Money Market Funds	5,183,630	5,183,630	--	--
Total Investments in Securities:	$6,094,536,560	$5,183,630	$6,089,352,930	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,951,723,313)	$6,089,352,930
Fidelity Central Funds (cost $5,183,630)	5,183,630
Total Investment in Securities (cost $5,956,906,943)		$6,094,536,560
Receivable for investments sold		71,161,488
Receivable for fund shares sold		17,279,416
Interest receivable		18,018,250
Distributions receivable from Fidelity Central Funds		5,788
Total assets		6,201,001,502
Liabilities
Payable for investments purchased	$87,442,197
Payable for fund shares redeemed	4,978,675
Distributions payable	340,378
Accrued management fee	244,411
Total liabilities		93,005,661
Net Assets		$6,107,995,841
Net Assets consist of:
Paid in capital		$5,968,145,686
Total distributable earnings (loss)		139,850,155
Net Assets		$6,107,995,841
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($6,107,995,841 ÷ 607,920,946 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$80,052,504
Income from Fidelity Central Funds		32,612
Total income		80,085,116
Expenses
Management fee	$1,331,548
Independent trustees' fees and expenses	9,460
Commitment fees	7,264
Total expenses before reductions	1,348,272
Expense reductions	(91)
Total expenses after reductions		1,348,181
Net investment income (loss)		78,736,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,670,694)
Fidelity Central Funds	8
Total net realized gain (loss)		(12,670,686)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	251,234,914
Fidelity Central Funds	(7)
Total change in net unrealized appreciation (depreciation)		251,234,907
Net gain (loss)		238,564,221
Net increase (decrease) in net assets resulting from operations		$317,301,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,736,935	$111,187,484
Net realized gain (loss)	(12,670,686)	(47,337,269)
Change in net unrealized appreciation (depreciation)	251,234,907	(142,572,105)
Net increase (decrease) in net assets resulting from operations	317,301,156	(78,721,890)
Distributions to shareholders	(11,317,583)	(107,364,662)
Share transactions - net increase (decrease)	872,073,020	2,373,826,601
Total increase (decrease) in net assets	1,178,056,593	2,187,740,049
Net Assets
Beginning of period	4,929,939,248	2,742,199,199
End of period	$6,107,995,841	$4,929,939,248

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$9.84	$9.68	$9.38	$9.58	$9.34
Income from Investment Operations
Net investment income (loss)A	.144	.262	.219	.173	.041	.111
Net realized and unrealized gain (loss)	.437	(.398)	.068	.283	(.205)	.233
Total from investment operations	.581	(.136)	.287	.456	(.164)	.344
Distributions from net investment income	(.021)	(.031)	(.013)	(.010)	–	–
Distributions from net realized gain	–	(.183)	(.108)	(.146)	(.036)	(.104)
Tax return of capital	–	–	(.006)	–	–	–
Total distributions	(.021)	(.214)	(.127)	(.156)	(.036)	(.104)
Net asset value, end of period	$10.05	$9.49	$9.84	$9.68	$9.38	$9.58
Total ReturnB,C	6.12%	(1.37)%	2.98%	4.88%	(1.71)%	3.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.98%F	2.71%	2.22%	1.78%	.43%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$6,107,996	$4,929,939	$1,441,076	$504,388	$91	$93
Portfolio turnover rateG	38%F	41%H,I	33%	19%	25%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Inflation-Protected Bond Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period January 1, 2018 through November 2, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$143,778,197
Gross unrealized depreciation	(4,811,374)
Net unrealized appreciation (depreciation)	$138,966,823
Tax cost	$5,955,569,737

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(32,452,459)
Long-term	(12,327,991)
Total capital loss carryforward	$(44,780,450)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays expenses as necessary so that the total expenses do not exceed .05% of the Fund's average net assets on an annual basis with certain exceptions.

During July 2019, the Board approved to change the management fee structure for the Fund from a flat fee to a unitary fee effective August 1, 2019, which will eliminate the need for a separate expense contract. There will be no change to the total expenses paid by the shareholders of the Fund.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,264 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $91.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Investor Class	$–	$897,490
Premium Class	–	2,065,133
Institutional Class	–	1,265,015
Fidelity Inflation-Protected Bond Index Fund	11,317,583	103,137,024
Total	$11,317,583	$107,364,662

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Investor Class
Shares sold	–	5,411,704	$–	$52,349,363
Issued in exchange for the shares of Fidelity Inflation Protected Bond Fund	–	133,675,885	–	1,318,047,978
Reinvestment of distributions	–	89,972	–	869,846
Shares redeemed	–	(140,368,403)	–	(1,342,638,029)
Net increase (decrease)	–	(1,190,842)	$–	$28,629,158
Premium Class
Shares sold	–	67,978,692(a)	$–	$665,397,294(a)
Reinvestment of distributions	–	178,574	–	1,737,548
Shares redeemed	–	(165,524,792)	–	(1,589,476,442)
Net increase (decrease)	–	(97,367,526)	$–	$(922,341,600)
Institutional Class
Shares sold	–	42,835,410	$–	$418,301,855
Reinvestment of distributions	–	117,383	–	1,142,165
Shares redeemed	–	(76,606,036)	–	(733,887,748)
Net increase (decrease)	–	(33,653,243)	$–	$(314,443,728)
Fidelity Inflation-Protected Bond Index Fund
Shares sold	188,304,840	510,450,836	$1,837,901,171	$4,909,765,829
Reinvestment of distributions	954,895	9,059,088	9,385,655	85,876,074
Shares redeemed	(100,780,072)	(146,483,186)	(975,213,806)	(1,413,659,132)
Net increase (decrease)	88,479,663	373,026,738	$872,073,020	$3,581,982,771

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Unaffiliated Exchanges In-Kind note for additional details).

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 15% of the total outstanding shares of the Fund.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $245,692,741 in exchange for 24,943,426 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

10. Prior Fiscal Year Merger Information.

On August 24, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Inflation-Protected Bond Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of Investor Class shares for Class A, Class M, Class C, Inflation-Protected Bond and Class I shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $1,318,047,978, including securities of $1,307,123,297 and unrealized appreciation of $9,324,286, was combined with the Fund's net assets of $4,476,409,501 for total net assets after the acquisition of $5,794,457,479.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$151,947,980
Total net realized gain (loss)	(19,920,752)
Total change in net unrealized appreciation (depreciation)	(207,028,162)
Net increase (decrease) in net assets resulting from operations	$(75,000,934)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since August 24, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Inflation-Protected Bond Index Fund	.05%
Actual		$1,000.00	$1,061.20	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

PIB-I-PIB-AI-SANN-0819
1.939241.106

Fidelity Flex℠ Funds Fidelity Flex℠ Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2019

% of fund's investments
0.01 - 0.99%	73.1
1 - 1.99%	13.0
2 - 2.99%	9.8
3 - 3.99%	4.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
U.S. Government and U.S. Government Agency Obligations	99.3%
Net Other Assets (Liabilities)	0.7%

 * Inflation Protected Securities - 99.3%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$66,691	$64,680
0.75% 2/15/42	90,475	90,859
0.75% 2/15/45	111,777	110,678
0.875% 2/15/47	80,457	82,053
1% 2/15/46	81,967	85,965
1% 2/15/48	79,795	84,009
1% 2/15/49	36,560	38,696
1.375% 2/15/44	99,781	113,330
1.75% 1/15/28	76,849	86,154
2% 1/15/26	95,278	106,003
2.125% 2/15/40	40,199	51,484
2.125% 2/15/41	51,345	66,168
2.375% 1/15/25	130,149	145,409
2.375% 1/15/27	76,031	87,805
2.5% 1/15/29	73,796	88,777
3.375% 4/15/32	30,234	41,436
3.625% 4/15/28	64,780	83,162
3.875% 4/15/29	77,725	104,062
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	213,490	211,426
0.125% 1/15/22	196,458	195,163
0.125% 4/15/22	208,056	206,354
0.125% 7/15/22	203,361	202,693
0.125% 1/15/23	202,603	201,408
0.125% 7/15/24	196,952	196,586
0.125% 7/15/26	166,313	165,175
0.25% 1/15/25	199,602	199,800
0.375% 7/15/23	200,952	202,537
0.375% 7/15/25	197,203	199,351
0.375% 1/15/27	165,034	166,159
0.375% 7/15/27	165,059	166,580
0.5% 4/15/24	145,907	147,688
0.5% 1/15/28	163,690	166,352
0.625% 7/15/21	176,877	177,915
0.625% 4/15/23	203,704	206,041
0.625% 1/15/24	200,425	203,868
0.625% 1/15/26	177,456	181,692
0.75% 7/15/28	158,816	165,470
0.875% 1/15/29	157,881	166,188
1.125% 1/15/21	167,054	168,289
1.25% 7/15/20	146,473	147,364
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $5,442,104)		5,574,829
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $5,442,104)		5,574,829
NET OTHER ASSETS (LIABILITIES) - 0.7%		41,959
NET ASSETS - 100%		$5,616,788

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.3%
Short-Term Investments and Net Other Assets	0.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,442,104)		$5,574,829
Cash		3,874
Receivable for investments sold		95,887
Receivable for fund shares sold		51,756
Interest receivable		16,562
Total assets		5,742,908
Liabilities
Payable for investments purchased	$73,279
Payable for fund shares redeemed	52,841
Total liabilities		126,120
Net Assets		$5,616,788
Net Assets consist of:
Paid in capital		$5,455,737
Total distributable earnings (loss)		161,051
Net Assets, for 542,765 shares outstanding		$5,616,788
Net Asset Value, offering price and redemption price per share ($5,616,788 ÷ 542,765 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$75,511
Income from Fidelity Central Funds		10
Total income		75,521
Expenses
Independent trustees' fees and expenses	$9
Commitment fees	7
Total expenses before reductions	16
Expense reductions	(45)
Total expenses after reductions		(29)
Net investment income (loss)		75,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,267)
Total net realized gain (loss)		(4,267)
Change in net unrealized appreciation (depreciation) on investment securities		232,445
Net gain (loss)		228,178
Net increase (decrease) in net assets resulting from operations		$303,728

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,550	$125,568
Net realized gain (loss)	(4,267)	(35,872)
Change in net unrealized appreciation (depreciation)	232,445	(120,837)
Net increase (decrease) in net assets resulting from operations	303,728	(31,141)
Distributions to shareholders	(11,482)	(120,483)
Share transactions
Proceeds from sales of shares	1,665,286	4,342,756
Reinvestment of distributions	11,482	120,483
Cost of shares redeemed	(695,964)	(2,140,408)
Net increase (decrease) in net assets resulting from share transactions	980,804	2,322,831
Total increase (decrease) in net assets	1,273,050	2,171,207
Net Assets
Beginning of period	4,343,738	2,172,531
End of period	$5,616,788	$4,343,738
Other Information
Shares
Sold	166,550	432,435
Issued in reinvestment of distributions	1,134	12,320
Redeemed	(69,305)	(213,522)
Net increase (decrease)	98,379	231,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.151	.310	.208
Net realized and unrealized gain (loss)	.452	(.449)	.126
Total from investment operations	.603	(.139)	.334
Distributions from net investment income	(.023)	(.038)	(.018)
Distributions from net realized gain	–	(.243)	(.126)
Total distributions	(.023)	(.281)	(.144)
Net asset value, end of period	$10.35	$9.77	$10.19
Total ReturnC,D	6.18%	(1.35)%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %H	- %G,H
Expenses net of all reductions	- %G,H	- %H	- %G,H
Net investment income (loss)	3.04%G	3.09%	2.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,617	$4,344	$2,173
Portfolio turnover rateI	37%G	47%	42%G

 A For the period March 9, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Flex Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$137,470
Gross unrealized depreciation	(3,171)
Net unrealized appreciation (depreciation)	$134,299
Tax cost	$5,440,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,857)
Long-term	(1,446)
Total capital loss carryforward	$(17,303)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $45.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,061.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZXF-SANN-0819
1.9881642.102

Fidelity® SAI Municipal Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	22.5
Florida	10.1
Texas	9.8
Pennsylvania	7.1
New Jersey	5.8

Top Five Sectors as of June 30, 2019

% of fund's net assets
Transportation	27.2
Health Care	23.5
General Obligations	23.1
Education	7.3
Electric Utilities	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	3.3%
AA,A	70.1%
BBB	18.4%
BB and Below	3.4%
Not Rated	2.9%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	645,507
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	600,000	664,902
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$623,391
5% 4/1/26	500,000	601,070
Montgomery Med. Clinic Facilities 5% 3/1/33	860,000	964,189

TOTAL ALABAMA		3,499,059

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,648,376
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	530,000	535,136
5.25% 10/1/28 (FSA Insured)	1,710,000	1,726,570
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.546%, tender 1/1/37 (a)(b)	515,000	505,385
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	213,366
5% 5/1/51	190,000	212,747
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	4,110,000	4,640,231
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(d)	1,255,000	1,297,055
Series 2019, 5%, tender 6/3/24 (a)(d)	6,210,000	7,125,044
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	532,318
5% 7/1/31	645,000	784,888
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	53,218
5% 7/1/48	60,000	62,983
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	155,000	162,490
6% 1/1/48 (e)	945,000	987,270
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,241,845
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	170,000	187,337
Series 2017 A:
5% 7/1/33 (d)	190,000	226,286
5% 7/1/36 (d)	300,000	354,111
5% 7/1/37 (d)	225,000	264,715
Series 2017 B:
5% 7/1/29	430,000	533,024
5% 7/1/33	600,000	727,734
5% 7/1/36	690,000	828,290
5% 7/1/37	430,000	514,486
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	345,000	369,906
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	170,000	187,864
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	600,000	648,666
5.25% 12/1/22	260,000	288,475
5.5% 12/1/29	1,530,000	1,961,307
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	186,853
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (e)	90,000	101,763
6.125% 10/1/52 (e)	90,000	101,429
Series 2017 B, 6% 10/1/37 (e)	45,000	51,334

TOTAL ARIZONA		27,614,126

Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.) Series 2019, 4.5% 9/1/49 (d)(e)	5,885,000	6,108,512
California - 2.8%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	553,365
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (a)	1,420,000	1,509,204
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	735,000	723,997
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,088
Series 2007, 5.625% 5/1/20	20,000	20,067
Series 2016, 5% 9/1/29	380,000	467,446
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	1,550,000	1,561,114
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	1,800,000	2,127,888
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	415,000	472,639
5% 6/1/28	1,065,000	1,206,815
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	227,682
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	622,052
5% 6/1/23	655,000	730,967
5% 6/1/24	365,000	413,622
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	696,881
0% 11/1/30 (FSA Insured)	860,000	656,945
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,101
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/19 (AMBAC Insured)	440,000	441,285
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	250,000	275,153
5% 3/1/27	345,000	379,424
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	616,270
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	353,712
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	736,454
Series 2011, 0% 8/1/46	200,000	79,060
Series B:
0% 8/1/37	1,345,000	813,617
0% 8/1/39	4,095,000	2,292,872
Poway Unified School District Pub. Fing.:
5% 9/1/24	170,000	194,159
5% 9/1/26	220,000	255,427
5% 9/1/29	455,000	522,026
5% 9/1/31	205,000	233,347
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	728,067
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	655,000	657,194
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	416,026
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,186,970
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 A, 5% 5/1/42 (d)	3,500,000	4,103,155
Series 2019 B, 5% 5/1/49	930,000	1,130,964
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	795,000	909,011
5% 6/1/31	995,000	1,133,196
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,517,677
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	826,802
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	248,131
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	571,763
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	910,098
Series 2013 B, 5.5% 8/1/38	170,000	199,634
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	300,000	300,603
Series 2010 A:
5.25% 7/1/30	190,000	196,905
5.5% 7/1/38	655,000	678,364
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	383,312

TOTAL CALIFORNIA		35,341,551

Colorado - 1.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	497,906
5% 10/1/43	540,000	619,877
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	305,286
4% 9/1/36	225,000	240,359
5% 9/1/46	1,255,000	1,422,718
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	790,000	870,098
Series 2019 H, 4.25% 11/1/49 (c)	395,000	434,500
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	390,000	445,606
5% 11/15/26 (d)	595,000	726,465
5% 11/15/27 (d)	505,000	625,942
Series 2018 A:
5% 12/1/30 (d)	1,335,000	1,686,105
5% 12/1/34 (d)	880,000	1,132,806
5% 12/1/36 (d)	860,000	1,030,701
5% 12/1/37 (d)	1,720,000	2,054,523
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,335,000	2,292,596
Series 2010 C:
5.25% 9/1/25	170,000	177,242
5.375% 9/1/26	170,000	177,398

TOTAL COLORADO		14,740,128

Connecticut - 2.4%
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 4% 7/1/49 (d)	870,000	928,455
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	343,192
Series 2015 B, 5% 6/15/32	495,000	570,671
Series 2016 B:
5% 5/15/25	2,200,000	2,598,706
5% 5/15/26	1,235,000	1,485,816
Series 2018 F:
5% 9/15/23	450,000	512,667
5% 9/15/24	560,000	652,400
5% 9/15/25	560,000	666,422
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	102,410
5% 7/1/27	60,000	73,522
5% 7/1/28	110,000	134,427
5% 7/1/29	70,000	85,083
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)(c)	1,350,000	1,359,288
Series U2, 2%, tender 2/8/22 (a)	3,300,000	3,352,503
Series 2016 K, 4% 7/1/46	1,520,000	1,584,433
Series 2019 A:
5% 7/1/26 (e)	1,195,000	1,316,759
5% 7/1/27 (e)	695,000	771,082
5% 7/1/49 (e)	1,045,000	1,107,512
Series 2019 Q-1:
5% 11/1/22	810,000	900,145
5% 11/1/26	870,000	1,058,764
Series K1:
5% 7/1/27	85,000	101,516
5% 7/1/29	220,000	264,788
5% 7/1/30	170,000	202,943
5% 7/1/33	275,000	322,707
5% 7/1/34	130,000	151,841
Series K3, 5% 7/1/43	2,060,000	2,349,533
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	787,137
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	135,000	136,357
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (e)	785,000	901,549
5% 4/1/39 (e)	1,010,000	1,124,069
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	222,984
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,365,000	1,478,118
5% 1/1/23	1,770,000	1,972,453
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,059,785

TOTAL CONNECTICUT		30,680,037

District Of Columbia - 1.7%
District of Columbia Rev.:
Series 2018, 5% 10/1/48	7,155,000	8,324,771
Series B, 4.75% 6/1/32	465,000	477,457
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31 (c)	715,000	888,166
5% 10/1/32 (c)	900,000	1,113,192
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (d)	525,000	565,824
5% 10/1/23 (d)	560,000	603,546
5% 10/1/24 (d)	505,000	544,269
5% 10/1/25 (d)	680,000	732,877
Series 2017 A:
5% 10/1/28 (d)	1,145,000	1,410,468
5% 10/1/29 (d)	1,390,000	1,702,472
5% 10/1/30 (d)	1,420,000	1,728,594
5% 10/1/31 (d)	250,000	302,563
5% 10/1/32 (d)	385,000	464,137
5% 10/1/33 (d)	190,000	228,359
5% 10/1/35 (d)	430,000	513,334
5% 10/1/42 (d)	860,000	1,008,599
Series 2019 A, 5% 10/1/25 (c)(d)	610,000	728,987

TOTAL DISTRICT OF COLUMBIA		21,337,615

Florida - 10.1%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	345,000	412,375
5% 7/1/26	300,000	354,819
5% 7/1/28	300,000	352,764
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	165,000	182,597
Series 2012 Q1, 5% 10/1/25	900,000	1,005,687
Series 2015 C, 5% 10/1/24 (d)	435,000	505,883
Series 2017:
5% 10/1/25 (d)	45,000	53,458
5% 10/1/26 (d)	170,000	205,914
5% 10/1/27 (d)	170,000	209,523
5% 10/1/29 (d)	460,000	560,676
5% 10/1/30 (d)	125,000	151,323
5% 10/1/32 (d)	600,000	720,330
5% 10/1/33 (d)	225,000	269,305
5% 10/1/34 (d)	220,000	262,381
5% 10/1/35 (d)	260,000	309,101
5% 10/1/36 (d)	345,000	408,904
5% 10/1/37 (d)	385,000	454,881
5% 10/1/42 (d)	730,000	854,363
5% 10/1/47 (d)	1,035,000	1,205,268
Series A:
5% 10/1/23 (d)	245,000	278,158
5% 10/1/28 (d)	515,000	606,835
5% 10/1/30 (d)	600,000	700,812
5% 10/1/31 (d)	515,000	598,780
5% 10/1/32 (d)	480,000	555,773
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	138,476
Series 2012 A:
5% 7/1/24	375,000	413,010
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	385,000	425,902
5% 7/1/27	980,000	1,072,502
Series 2015 A:
5% 7/1/24	385,000	450,569
5% 7/1/27	170,000	201,809
Series 2015 B, 5% 7/1/24	475,000	555,897
Series 2016, 5% 7/1/32	380,000	450,433
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/38	3,325,000	3,999,177
5% 7/1/39	4,380,000	5,258,759
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,170,135
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	417,437
5% 7/1/32	2,105,000	2,455,798
Series 2016 A, 5% 7/1/33	230,000	272,129
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2011 E, 5% 6/1/24	1,135,000	1,214,450
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,242,087
Series 2015 C:
5% 10/1/30	565,000	643,953
5% 10/1/40	345,000	382,905
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	453,795
5% 10/1/31	410,000	493,866
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	700,811
Series 2015 B:
5% 10/1/28	170,000	201,732
5% 10/1/30	310,000	366,064
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	170,000	196,544
Series 2016:
5% 10/1/20 (d)	35,000	36,503
5% 10/1/21 (d)	265,000	285,058
5% 10/1/22 (d)	170,000	188,187
5% 10/1/24 (d)	515,000	599,481
5% 10/1/26 (d)	295,000	357,543
5% 10/1/27 (d)	170,000	209,233
Series 2017 A:
5% 10/1/24 (d)	400,000	465,616
5% 10/1/25 (d)	170,000	202,064
5% 10/1/27 (d)	345,000	424,619
5% 10/1/29 (d)	515,000	626,410
5% 10/1/30 (d)	555,000	670,013
5% 10/1/31 (d)	1,485,000	1,782,342
5% 10/1/32 (d)	1,165,000	1,393,806
5% 10/1/34 (d)	1,035,000	1,230,129
5% 10/1/35 (d)	1,365,000	1,617,184
5% 10/1/36 (d)	1,290,000	1,523,684
5% 10/1/37 (d)	1,075,000	1,265,748
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	240,000	260,930
5% 6/1/24	45,000	51,283
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	2,230,000	2,267,353
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	5,000	5,086
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	188,472
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	194,793
5% 6/1/28 (FSA Insured)	170,000	194,274
5% 6/1/30 (FSA Insured)	385,000	436,748
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,085,000	1,160,896
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	546,853
Series 2012 A:
5% 10/1/21 (d)	325,000	350,048
5% 10/1/22 (d)	170,000	188,530
5% 10/1/23 (d)	1,325,000	1,474,328
5% 10/1/24 (d)	1,560,000	1,733,706
5% 10/1/30 (d)	1,205,000	1,323,066
5% 10/1/31 (d)	690,000	756,005
Series 2014 A:
5% 10/1/28 (d)	860,000	995,932
5% 10/1/33 (d)	1,445,000	1,643,904
5% 10/1/36 (d)	2,730,000	3,085,528
5% 10/1/37	2,225,000	2,543,131
Series 2015 A:
5% 10/1/29 (d)	275,000	322,405
5% 10/1/31 (d)	230,000	266,835
5% 10/1/35 (d)	945,000	1,070,562
Series 2016 A:
5% 10/1/29	250,000	303,440
5% 10/1/31	300,000	360,021
Series 2017 B, 5% 10/1/40 (d)	2,240,000	2,619,613
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	715,305
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	668,844
Series 2014 B:
5% 7/1/26	430,000	492,728
5% 7/1/27	300,000	342,840
5% 7/1/28	170,000	194,016
Series 2016 A:
5% 7/1/32	740,000	875,050
5% 7/1/33	630,000	742,707
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	1,135,000	1,212,532
Series 2015 A:
5% 5/1/26	945,000	1,113,579
5% 5/1/27 (FSA Insured)	135,000	159,411
5% 5/1/28	2,015,000	2,359,988
5% 5/1/29	700,000	819,210
Series 2015 B:
5% 5/1/26	1,465,000	1,726,341
5% 5/1/27	3,810,000	4,474,083
5% 5/1/28	2,925,000	3,425,789
Series 2016 A:
5% 5/1/30	1,295,000	1,533,811
5% 5/1/32	1,720,000	2,020,708
Series 2016 B, 5% 8/1/26	1,865,000	2,265,695
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	380,000	412,767
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,205,891
Series 2016 A, 5% 10/1/44	395,000	453,211
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,024,750
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	190,000	230,339
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	205,000	220,516
5% 10/1/23 (d)	230,000	261,331
5% 10/1/24 (d)	235,000	273,423
5% 10/1/27 (d)	170,000	204,677
5% 10/1/29 (d)	180,000	214,970
5% 10/1/30 (d)	320,000	380,554
5% 10/1/31 (d)	225,000	266,186
5% 10/1/32 (d)	345,000	406,731
5% 10/1/33 (d)	740,000	870,048
5% 10/1/34 (d)	775,000	908,285
5% 10/1/35 (d)	815,000	952,450
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	115,000	127,736
5% 12/1/23	240,000	273,775
5% 12/1/24	265,000	309,817
5% 12/1/25	95,000	110,182
5% 12/1/31	85,000	96,265
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	963,374
5% 8/1/29	1,030,000	1,218,954
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,032,525
5% 10/1/32	1,080,000	1,274,972
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	240,000	240,662
6.25% 4/1/39	570,000	571,636
Series 2010, 5.25% 10/1/34	600,000	615,276
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	474,415
5% 8/15/26	585,000	715,613
5% 8/15/27	385,000	480,314
5% 8/15/28	260,000	321,844
5% 8/15/30	560,000	684,202
5% 8/15/31	540,000	655,333
5% 8/15/32	400,000	483,208
5% 8/15/34	1,115,000	1,336,428
5% 8/15/35	740,000	882,931
5% 8/15/42	1,135,000	1,323,104
5% 8/15/47	1,685,000	1,957,380
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	212,621
Series 2015 A, 5% 12/1/40	380,000	422,469
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	395,000	437,008
5% 9/1/25	70,000	77,125
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	201,401
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,007,473
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	354,944
5% 8/1/26	60,000	69,698

TOTAL FLORIDA		126,980,963

Georgia - 2.2%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	170,000	203,516
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	345,876
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,839,716
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,480,176
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	1,310,000	1,317,153
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010, 6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,575,000	1,655,309
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	555,144
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	410,498
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	590,000	655,301
5% 10/1/23	690,000	765,672
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	396,912
5% 8/1/39	355,000	395,250
5% 8/1/43	470,000	533,337
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,823,520
Series 2019 B, 4%, tender 12/2/24 (a)	4,600,000	5,102,826
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	330,000	332,452
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	688,380
5% 4/1/30	345,000	389,954
5% 4/1/44	655,000	719,891

TOTAL GEORGIA		27,610,883

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	1,290,000	1,463,195
Series 2018 A:
5% 7/1/29 (d)	220,000	272,598
5% 7/1/30 (d)	260,000	319,764
5% 7/1/31 (d)	250,000	305,345
5% 7/1/32 (d)	260,000	316,425
5% 7/1/33 (d)	260,000	315,468
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	270,000	296,457
5.25% 8/1/24 (d)	345,000	393,231
5.25% 8/1/25 (d)	430,000	489,568

TOTAL HAWAII		4,172,051

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	195,000	212,883
Illinois - 22.5%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	301,512
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	318,669
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	403,521
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	436,933
Series 2010 F, 5% 12/1/20	225,000	234,360
Series 2011 A:
5% 12/1/41	995,000	1,027,228
5.25% 12/1/41	615,000	638,444
5.5% 12/1/39	1,360,000	1,421,200
Series 2012 A, 5% 12/1/42	1,585,000	1,652,981
Series 2015 C, 5.25% 12/1/39	295,000	318,178
Series 2016 B, 6.5% 12/1/46	140,000	167,112
Series 2017 A, 7% 12/1/46 (e)	480,000	597,360
Series 2017 C:
5% 12/1/22	455,000	486,372
5% 12/1/23	390,000	423,996
5% 12/1/24	990,000	1,093,712
5% 12/1/25	565,000	633,173
5% 12/1/26	165,000	187,148
5% 12/1/30	440,000	496,619
Series 2017 D:
5% 12/1/23	510,000	554,457
5% 12/1/24	215,000	237,523
5% 12/1/31	515,000	578,618
Series 2018 A:
5% 12/1/25	170,000	190,512
5% 12/1/26	170,000	192,819
5% 12/1/28	815,000	940,086
5% 12/1/30	345,000	391,189
5% 12/1/32	200,000	224,848
5% 12/1/35	170,000	189,168
Series 2018 C, 5% 12/1/46	1,315,000	1,437,782
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	1,780,000	2,016,722
5% 1/1/28 (d)	3,295,000	3,725,591
5% 1/1/33 (d)	925,000	1,031,098
5% 1/1/34 (d)	450,000	500,598
Series 2016 A, 5% 1/1/28 (d)	345,000	406,655
Series 2016 B:
4% 1/1/35	270,000	291,765
5% 1/1/36	345,000	399,420
5% 1/1/37	465,000	536,963
5% 1/1/46	1,220,000	1,392,557
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,205,485
Series 2013 D, 5% 1/1/27	550,000	613,905
Series 2015 A:
5% 1/1/31 (d)	1,040,000	1,182,782
5% 1/1/32 (d)	2,100,000	2,379,594
Series 2015 C:
5% 1/1/24 (d)	245,000	278,830
5% 1/1/46 (d)	410,000	453,932
Series 2016 B, 5% 1/1/34	1,050,000	1,219,397
Series 2016 C:
5% 1/1/33	470,000	547,273
5% 1/1/34	545,000	632,925
Series 2016 G:
5% 1/1/37 (d)	345,000	398,475
5% 1/1/42 (d)	345,000	393,997
5.25% 1/1/29 (d)	60,000	72,846
5.25% 1/1/31 (d)	70,000	83,959
Series 2017 A, 5% 1/1/31	610,000	730,487
Series 2017 B:
5% 1/1/35	360,000	424,912
5% 1/1/37	1,470,000	1,725,060
Series 2017 C:
5% 1/1/30	105,000	126,518
5% 1/1/31	105,000	125,740
5% 1/1/32	110,000	131,178
Series 2017 D:
5% 1/1/28 (d)	515,000	617,773
5% 1/1/29 (d)	430,000	513,012
5% 1/1/32 (d)	465,000	545,752
5% 1/1/34 (d)	700,000	816,284
5% 1/1/35 (d)	515,000	598,636
5% 1/1/36 (d)	640,000	741,350
5% 1/1/37 (d)	345,000	398,475
Series 2018 A:
5% 1/1/37 (d)	3,500,000	4,163,215
5% 1/1/39 (d)	3,420,000	4,043,808
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	455,000	526,581
5% 7/1/48 (d)	1,875,000	2,151,206
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,457,027
Series 2017, 5% 12/1/46	705,000	790,502
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	381,273
5% 6/1/23	310,000	345,892
5% 6/1/24	50,000	57,133
5% 6/1/25	50,000	58,204
5% 6/1/26	40,000	47,341
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	376,802
Series 2012 C, 5% 12/15/21	170,000	181,594
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	125,808
5.25% 11/15/33	3,100,000	3,230,200
Series 2010 G, 5% 11/15/25	585,000	609,950
Series 2012 C, 5% 11/15/24	1,910,000	2,097,085
Series 2016 A:
5% 11/15/26	920,000	1,074,569
5% 11/15/27	480,000	556,790
5% 11/15/28	630,000	725,773
5% 11/15/29	780,000	892,967
5% 11/15/30	860,000	982,094
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	155,000	180,115
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	110,000	131,329
5% 8/1/30	155,000	183,932
5% 8/1/32	210,000	246,889
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	185,742
5% 10/1/29	170,000	203,913
5% 10/1/30	170,000	202,798
5% 10/1/35	345,000	404,685
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,764,120
5% 5/15/43	7,175,000	8,365,189
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,205,000	5,366,043
5.375% 5/15/30	1,250,000	1,284,500
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	211,016
4% 2/15/33	45,000	49,722
5% 2/15/25	40,000	47,337
5% 2/15/26	525,000	635,602
5% 2/15/29	1,060,000	1,297,641
5% 2/15/36	240,000	282,079
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	189,870
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	96,503
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	320,000	332,893
Series 2010, 5.25% 5/1/25	1,205,000	1,242,644
Series 2012 A:
5% 5/15/20	85,000	87,596
5% 5/15/22	375,000	410,993
5% 5/15/23	50,000	54,755
Series 2012:
4% 9/1/32	1,510,000	1,576,063
5% 9/1/32	325,000	354,939
5% 9/1/38	4,520,000	4,894,798
5% 11/15/43	900,000	956,394
Series 2013:
5% 11/15/24	85,000	93,945
5% 11/15/27	15,000	16,419
5% 11/15/28	495,000	540,966
5% 11/15/29	240,000	261,715
5% 5/15/43	2,030,000	2,146,542
Series 2014, 5% 8/1/38	2,300,000	2,561,625
Series 2015 A:
5% 11/15/21	105,000	113,598
5% 11/15/45	555,000	616,300
Series 2015 B, 5% 11/15/27	545,000	637,012
Series 2015 C:
4.125% 8/15/37	150,000	155,363
5% 8/15/35	1,285,000	1,445,972
5% 8/15/44	6,275,000	6,959,854
Series 2016 A:
5% 8/15/22	170,000	184,748
5% 8/15/25	410,000	474,124
5% 8/15/26	545,000	640,658
5% 7/1/28	210,000	250,139
5% 2/15/29	885,000	1,039,610
5% 2/15/30	935,000	1,091,042
5% 7/1/30	120,000	141,310
5% 2/15/31	755,000	875,181
5% 7/1/31	215,000	251,017
5% 2/15/32	730,000	841,821
5% 7/1/33	110,000	127,211
5% 7/1/34	860,000	990,195
5% 8/15/34	110,000	124,806
5% 8/15/35	90,000	101,887
5% 7/1/36	445,000	508,706
5% 8/15/36	350,000	395,189
5.25% 8/15/27	390,000	463,745
5.25% 8/15/28	500,000	592,615
5.25% 8/15/30	385,000	452,448
5.25% 8/15/31	105,000	122,662
Series 2016 B:
5% 8/15/31	1,270,000	1,515,999
5% 8/15/32	1,040,000	1,233,669
5% 8/15/34	1,295,000	1,525,795
5% 8/15/36	1,805,000	2,108,908
Series 2016 C:
3.75% 2/15/34	250,000	263,933
4% 2/15/36	1,070,000	1,171,222
5% 2/15/24	115,000	133,041
5% 2/15/30	1,335,000	1,618,808
5% 2/15/31	4,825,000	5,818,323
5% 2/15/32	760,000	911,088
5% 2/15/34	605,000	718,171
5% 2/15/41	1,840,000	2,136,222
Series 2016:
4% 2/15/41	3,075,000	3,326,074
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,811
5% 5/15/29	215,000	253,433
5% 12/1/29	295,000	345,413
5% 5/15/30	455,000	532,568
5% 12/1/46	805,000	900,980
Series 2017 A, 5% 8/1/42	150,000	167,714
Series 2017:
5% 1/1/29	575,000	706,520
5% 7/1/33	1,175,000	1,416,122
5% 7/1/34	965,000	1,157,595
5% 7/1/35	810,000	968,736
Series 2018 A:
4.25% 1/1/44	530,000	561,572
5% 1/1/38	2,140,000	2,456,420
5% 1/1/44	3,200,000	3,636,896
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	544,052
Series 2012 A, 4% 1/1/23	435,000	450,677
Series 2012:
5% 8/1/19	510,000	511,339
5% 8/1/21	415,000	440,884
5% 3/1/23	885,000	945,490
5% 8/1/23	790,000	873,274
Series 2013:
5% 1/1/22	505,000	512,328
5.5% 7/1/24	170,000	189,599
5.5% 7/1/25	900,000	999,396
Series 2014:
5% 2/1/22	180,000	193,313
5% 2/1/23	760,000	831,090
5% 2/1/25	625,000	688,694
5% 2/1/26	470,000	516,962
5% 4/1/28	395,000	433,714
5% 5/1/28	370,000	406,789
5.25% 2/1/31	75,000	82,366
Series 2016:
5% 11/1/20	805,000	839,784
5% 2/1/23	310,000	338,997
5% 2/1/24	1,725,000	1,920,563
5% 6/1/25	1,515,000	1,711,268
5% 11/1/25	515,000	585,483
5% 6/1/26	205,000	234,124
5% 2/1/27	2,070,000	2,376,174
Series 2017 D:
5% 11/1/21	2,100,000	2,246,202
5% 11/1/22	4,110,000	4,497,285
5% 11/1/23	4,305,000	4,783,931
5% 11/1/24	6,025,000	6,803,912
5% 11/1/25	8,065,000	9,168,776
5% 11/1/26	1,810,000	2,078,115
5% 11/1/27	600,000	694,548
Series 2019 B:
5% 9/1/21	990,000	1,054,142
5% 9/1/22	970,000	1,057,125
5% 9/1/23	990,000	1,096,286
5% 9/1/24	990,000	1,114,661
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,555,000	1,555,327
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	1,395,000	1,634,731
5% 2/1/26	1,785,000	2,111,673
5% 2/1/31	700,000	815,220
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	2,025,000	2,261,439
Series 2014 C, 5% 1/1/38	790,000	893,688
Series 2015 A:
5% 1/1/37	1,505,000	1,723,059
5% 1/1/40	2,685,000	3,056,255
Series 2015 B, 5% 1/1/40	1,495,000	1,717,606
Series 2016 A:
5% 12/1/31	1,210,000	1,411,187
5% 12/1/32	1,775,000	2,068,390
Series 2019 A, 5% 1/1/44 (c)	5,000,000	5,972,650
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	345,000	343,050
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	535,000	510,267
0% 12/1/21 (Escrowed to Maturity)	330,000	318,919
6.5% 1/1/20 (AMBAC Insured)	540,000	553,571
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,381,533
5% 2/1/35	860,000	983,212
5% 2/1/36	1,480,000	1,687,762
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	301,388
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	795,027
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	620,000	608,470
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	990,214
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	4,500,806
0% 6/15/44 (FSA Insured)	10,070,000	4,043,609
0% 6/15/45 (FSA Insured)	5,250,000	2,016,893
0% 6/15/47 (FSA Insured)	625,000	220,006
Series 2012 B, 0% 12/15/51	2,255,000	599,447
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	206,257
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	462,669
Series 1996 A, 0% 6/15/24	525,000	465,281
Series 2002, 5.5% 6/15/20	45,000	45,117
Series 2017 B:
5% 12/15/25	170,000	191,774
5% 12/15/26	570,000	649,224
5% 12/15/27	60,000	69,266
5% 12/15/31	115,000	129,985
5% 12/15/34	70,000	78,344
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370,000	366,811
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,929,609
5% 6/1/28	475,000	564,922
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,355,507
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	271,101
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	826,580
Series 2010 A:
5% 4/1/25	1,055,000	1,080,795
5.25% 4/1/30	725,000	742,473
Series 2013:
6% 10/1/42	945,000	1,071,980
6.25% 10/1/38	935,000	1,072,810
Series 2018 A, 5% 4/1/30	715,000	881,102
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	901,996
Series 2012, 0% 11/1/25	205,000	178,284
0% 11/1/19 (Escrowed to Maturity)	250,000	248,824
0% 11/1/19 (FSA Insured)	1,620,000	1,612,113
Will County Illinois Series 2016:
5% 11/15/31	280,000	329,185
5% 11/15/32	215,000	252,133
5% 11/15/33	260,000	303,800
5% 11/15/34	260,000	302,609

TOTAL ILLINOIS		281,848,131

Indiana - 1.2%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,255,779
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	785,000	847,408
5% 3/1/41	1,440,000	1,538,957
Series 2015 A, 5.25% 2/1/32	1,215,000	1,450,418
Series 2016:
4% 9/1/21	70,000	73,639
5% 9/1/22	50,000	55,318
5% 9/1/23	75,000	85,160
5% 9/1/24	115,000	133,790
5% 9/1/26	225,000	272,779
5% 9/1/27	110,000	132,639
5% 9/1/28	530,000	636,133
5% 9/1/29	260,000	310,120
5% 9/1/30	240,000	284,705
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	70,000	78,196
5% 10/1/26	440,000	490,626
Series 2015 A, 5% 10/1/30	830,000	959,953
Series 2011 A, 5.25% 10/1/25	300,000	325,050
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,381,495
Series 2016:
4% 1/1/32 (d)	170,000	185,247
4% 1/1/33 (d)	170,000	184,632
4% 1/1/34 (d)	170,000	183,988
4% 1/1/35 (d)	480,000	517,584
5% 1/1/26 (d)	180,000	213,660
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	370,000	411,699
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	256,213
5% 7/1/35	405,000	504,391
5% 7/1/36	440,000	546,242
5% 7/1/37	410,000	507,145
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	300,000	330,831
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	335,000	344,583

TOTAL INDIANA		14,498,380

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	263,885
5% 5/15/48	575,000	629,803

TOTAL IOWA		893,688

Kansas - 0.3%
Kansas Dev. Fin. Agcy. Series 2009, 5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	45,000	45,701
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	320,000	353,197
5% 9/1/25	690,000	760,904
5% 9/1/26	335,000	369,425
Series 2016 A:
5% 9/1/40	775,000	883,957
5% 9/1/45	1,170,000	1,331,554

TOTAL KANSAS		3,744,738

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	115,562
5% 1/1/22	125,000	136,324
5% 1/1/23	75,000	84,341
5% 1/1/28	275,000	330,443
5% 1/1/31	260,000	306,868
5% 1/1/32	260,000	305,393
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	280,000	304,881
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	175,000	208,390
5% 5/1/27	505,000	608,454
5% 5/1/29	935,000	1,138,176
5% 5/1/32	245,000	297,011
5% 5/1/33	190,000	229,632
5% 5/1/34	215,000	258,873
5% 5/1/35	130,000	154,050
5% 5/1/36	110,000	129,939
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	585,000	664,273
5.75% 10/1/38	1,510,000	1,721,294
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	345,000	375,205
5% 12/1/29	905,000	983,047
5% 12/1/30	125,000	135,273
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	515,000	547,445
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,426,250

TOTAL KENTUCKY		10,461,124

Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	569,455
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	305,279
5% 12/15/25	535,000	641,642
5% 12/15/26	215,000	263,096
5% 12/15/28	345,000	417,126
5% 12/15/29	245,000	294,627
5% 12/15/30	480,000	574,046
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	240,000	276,578
5% 1/1/29 (d)	895,000	1,024,918
5% 1/1/30 (d)	1,205,000	1,374,218
5% 1/1/31 (d)	430,000	488,325
5% 1/1/40 (d)	1,425,000	1,585,811
Series 2017 B:
5% 1/1/27 (d)	70,000	83,993
5% 1/1/28 (d)	40,000	47,798
5% 1/1/32 (d)	70,000	81,947
5% 1/1/33 (d)	120,000	139,997
5% 1/1/34 (d)	35,000	40,711
5% 1/1/35 (d)	70,000	81,162
5% 1/1/37 (d)	1,000,000	1,152,070
Series 2017 D2:
5% 1/1/27 (d)	85,000	101,992
5% 1/1/28 (d)	125,000	149,370
5% 1/1/31 (d)	110,000	129,393
5% 1/1/33 (d)	175,000	204,162
5% 1/1/34 (d)	210,000	244,264
5% 1/1/36 (d)	160,000	185,102
5% 1/1/37 (d)	265,000	305,299

TOTAL LOUISIANA		10,762,381

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	855,784
Series 2013, 5% 7/1/25	305,000	335,732
Series 2016 A:
4% 7/1/41	405,000	416,457
4% 7/1/46	555,000	569,447
5% 7/1/41	1,790,000	1,976,393
5% 7/1/46	4,775,000	5,267,159
Series 2017 B:
4% 7/1/25	75,000	84,092
4% 7/1/31	120,000	132,004
4% 7/1/32	85,000	92,809
4% 7/1/34	175,000	189,978
5% 7/1/26	55,000	66,345
5% 7/1/28	90,000	109,466
5% 7/1/29	70,000	84,624
5% 7/1/33	170,000	201,379
5% 7/1/35	130,000	153,062
Series 2017 D, 5.75% 7/1/38	30,000	30,094
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	210,661
5% 7/1/36	450,000	521,312
5% 7/1/38	115,000	132,562

TOTAL MAINE		11,429,360

Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	30,000	30,000
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	55,000	55,000
City of Westminster Series 2016:
5% 11/1/27	445,000	514,238
5% 11/1/28	475,000	547,879
5% 11/1/29	500,000	572,655
5% 11/1/30	530,000	602,584
5% 11/1/31	2,975,000	3,348,749
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	261,616
5% 6/1/35	345,000	409,546
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	310,000	353,016
5% 3/31/46 (d)	515,000	584,020
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	637,456
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	170,000	170,524
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	580,000	604,772
Series 2015, 5% 7/1/24	130,000	149,768
Series 2016 A:
4% 7/1/42	295,000	307,425
5% 7/1/35	120,000	137,036
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,105,000	1,207,511
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	305,000	305,070
3% 11/1/25	220,000	220,823
5% 11/1/30	80,000	89,238

TOTAL MARYLAND		11,108,926

Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/29	125,000	143,104
5% 7/1/30	130,000	147,934
5% 7/1/31	140,000	158,224
5% 7/1/32	170,000	191,259
5% 7/1/34	170,000	190,448
5% 7/1/37	170,000	188,573
5% 7/1/42	155,000	170,297
5% 7/1/47	240,000	262,978
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	327,590
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	835,034
5% 7/1/34	725,000	882,296
Series 2017, 4% 7/1/41	1,720,000	1,887,408
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	275,000	296,852
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	177,687
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	207,576
5% 10/1/28	180,000	213,143
5% 10/1/29	190,000	223,837
5% 10/1/31	210,000	244,320
5% 10/1/32	220,000	254,595
Series 2016:
5% 10/1/29	170,000	208,539
5% 10/1/30	260,000	316,794
5% 7/1/31	290,000	338,378
5% 10/1/31	280,000	339,170
5% 10/1/43	1,500,000	1,690,590
Series 2017, 5% 7/1/27	110,000	126,861
Series BB1, 5% 10/1/46	70,000	81,533
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	1,720,000	1,822,873
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	415,000	500,544
Series 2017 A:
5% 4/1/36	365,000	438,653
5% 4/1/42	1,380,000	1,629,518
Series 2017 D, 5% 2/1/33	930,000	1,125,477
Series 2017 F, 5% 11/1/46	515,000	612,072
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	155,000	155,696
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	431,107
5% 7/1/34	185,000	220,964
5% 7/1/38	270,000	319,116
Series 2016 B, 5% 7/1/43 (d)	1,480,000	1,703,806
Series 2017 A, 5% 7/1/25 (d)	310,000	368,782
Series 2019 A, 5% 7/1/40 (d)	500,000	603,640

TOTAL MASSACHUSETTS		20,037,268

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	449,542
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	756,764
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	501,123
5% 7/1/48	1,815,000	2,160,812
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	481,557
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	515,000	553,738
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	860,000	1,018,653
Series 2016 I, 5% 4/15/24	50,000	58,257
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	638,603
(Trinity Health Proj.) Series 2017:
5% 12/1/35	330,000	397,158
5% 12/1/42	445,000	524,326
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	355,000	366,396
5% 6/1/21 (Escrowed to Maturity)	60,000	63,994
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	600,000	661,998
Series 2012, 5% 11/15/42	1,785,000	1,927,175
Series 2015 MI, 5% 12/1/24	765,000	905,240
Series 2016, 5% 11/15/41	325,000	375,635
Series 2019 A, 4% 2/15/50	2,000,000	2,125,700
Series MI, 5.5% 12/1/27	820,000	994,381
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	310,853
Series 2012 A, 5% 6/1/26	345,000	378,403
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	587,167
5% 11/1/31	435,000	517,850
5% 11/1/36	45,000	52,843
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	4,000,000	4,776,240
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	1,205,000	1,433,215
Series 2015 G, 5% 12/1/28 (d)	945,000	1,120,042
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	287,217
4% 12/1/34 (FSA Insured)	210,000	235,666
4% 12/1/35 (FSA Insured)	205,000	229,305
4% 12/1/36 (FSA Insured)	215,000	239,708
5% 12/1/31	65,000	79,601
5% 12/1/32	65,000	79,293
5% 12/1/34	120,000	145,907
5% 12/1/35	110,000	133,322
5% 12/1/37	75,000	89,955
Series 2017 B:
5% 12/1/29 (d)	105,000	127,910
5% 12/1/30 (d)	120,000	145,288
5% 12/1/31 (d)	140,000	168,689
5% 12/1/32 (d)	90,000	108,482
5% 12/1/32 (d)	110,000	132,123
5% 12/1/34 (d)	105,000	125,705
5% 12/1/35 (d)	110,000	131,273
5% 12/1/37 (d)	145,000	171,969
5% 12/1/42 (d)	170,000	199,464
Series 2018 B, 5% 12/1/48 (d)	1,000,000	1,186,560
Series 2018 D, 5% 12/1/29 (d)	800,000	998,696

TOTAL MICHIGAN		29,153,798

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	566,262
Series 2017:
4% 5/1/21	85,000	88,610
5% 5/1/25	140,000	164,634
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	155,917
5% 10/1/45	285,000	327,132
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	230,074
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	260,000	314,025

TOTAL MINNESOTA		1,846,654

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	139,406
5% 3/1/31	130,000	149,611
5% 3/1/36	260,000	293,959
Kansas City Spl. Oblig.:
5% 9/1/26	205,000	206,171
5% 9/1/27	85,000	85,485
5% 9/1/28	170,000	170,969
5% 9/1/29	170,000	170,952
5% 9/1/30	240,000	241,310
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	80,000	83,127
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	180,508
3.25% 2/1/28	170,000	181,378
4% 2/1/40	140,000	147,843
5% 2/1/29	215,000	253,233
5% 2/1/31	445,000	519,351
5% 2/1/33	495,000	573,230
5% 2/1/36	465,000	532,727
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50 (c)	235,000	257,786
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	3,070,000	3,810,300
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	315,000	351,039
5.125% 9/1/48	560,000	623,599

TOTAL MISSOURI		8,971,984

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50 (c)	115,000	127,479
Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	189,581
5% 7/1/36	120,000	143,082
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (d)	660,000	710,642
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	495,219
5% 1/1/40	195,000	225,681
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	130,000	144,877
5% 12/15/23 (d)	130,000	148,564
5% 12/15/25 (d)	70,000	83,434
5% 12/15/26 (d)	250,000	303,785
5% 12/15/27 (d)	170,000	205,459
5% 12/15/30 (d)	260,000	309,561
5% 12/15/31 (d)	135,000	159,952
5% 12/15/33 (d)	140,000	165,130
5% 12/15/35 (d)	345,000	404,985
5% 12/15/36 (d)	85,000	99,618
Series 2017 C, 5% 12/15/21 (d)	70,000	75,823

TOTAL NEBRASKA		3,865,393

Nevada - 0.6%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	1,200,000	1,283,568
Series 2019 A, 5% 7/1/26 (c)	1,935,000	2,374,013
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	335,000	346,088
5% 7/1/22 (d)	385,000	424,143
5% 7/1/23(d)	690,000	780,563
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	930,000	994,914
Series 2016 B, 5% 6/1/36	780,000	920,767

TOTAL NEVADA		7,124,056

New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	601,494
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	85,000	104,937
5% 8/1/29	145,000	177,718
5% 8/1/30	170,000	207,026
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	548,381
5% 7/1/32	660,000	812,038
5% 7/1/33	600,000	733,986
5% 7/1/34	920,000	1,119,603
5% 7/1/35	965,000	1,168,769
5% 7/1/36	1,015,000	1,223,877
5% 7/1/37	890,000	1,067,938
Series 2017 B, 4.125% 7/1/24 (e)	365,000	365,478
Series 2017 C, 3.5% 7/1/22 (e)	115,000	115,110
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	67,870
Series 2012:
4% 7/1/32	475,000	493,440
5% 7/1/24	170,000	186,356
5% 7/1/25	205,000	224,405
5% 7/1/27	85,000	92,710
Series 2016:
3% 10/1/20	95,000	96,481
4% 10/1/38	415,000	442,087
5% 10/1/22	185,000	204,234
5% 10/1/24	365,000	423,283
5% 10/1/25	360,000	426,265
5% 10/1/29	1,150,000	1,361,543
5% 10/1/31	895,000	1,047,078
5% 10/1/33	695,000	808,584
5% 10/1/38	1,285,000	1,470,927
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	305,000	331,898

TOTAL NEW HAMPSHIRE		15,923,516

New Jersey - 5.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	215,572
5% 7/1/30 (FSA Insured)	435,000	518,146
5% 7/1/32 (FSA Insured)	215,000	253,474
5% 7/1/33 (FSA Insured)	225,000	264,296
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,611,205
Series 2017 B, 5% 11/1/23	3,100,000	3,492,615
Series 2013 NN:
5% 3/1/27	13,685,000	14,938,546
5% 3/1/29	430,000	467,453
Series 2013:
5% 3/1/24	3,100,000	3,421,687
5% 3/1/25	380,000	416,852
Series 2014 PP, 5% 6/15/26	1,100,000	1,232,110
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,365,359
Series 2016 AAA:
5.5% 6/15/31	345,000	406,172
5.5% 6/15/32	860,000	1,009,373
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	260,000	276,762
5% 10/1/22 (d)	165,000	179,749
5% 10/1/23 (d)	260,000	288,865
5% 10/1/37 (d)	955,000	1,064,367
5% 10/1/47 (d)	1,550,000	1,713,386
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	419,551
5% 7/1/32	415,000	482,255
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	85,000	87,668
5% 7/1/21	60,000	63,767
5% 7/1/22	60,000	65,656
5% 7/1/23	200,000	224,106
5% 7/1/24	330,000	377,632
5% 7/1/25	345,000	402,060
5% 7/1/26	190,000	225,217
5% 7/1/26	60,000	71,078
5% 7/1/27	130,000	158,347
5% 7/1/27	85,000	100,456
5% 7/1/28	65,000	78,935
5% 7/1/29	120,000	140,717
5% 7/1/29	85,000	99,674
5% 7/1/30	170,000	204,333
5% 7/1/30	145,000	168,810
Series 2016:
4% 7/1/48	500,000	523,290
5% 7/1/41	625,000	702,531
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	210,000	231,932
5% 12/1/23 (d)	350,000	395,588
5% 12/1/26 (d)	915,000	1,093,581
Series 2017 1B, 5% 12/1/21 (d)	220,000	236,768
Series 2018 B:
5% 12/1/25 (d)	725,000	852,868
5% 12/1/26 (d)	215,000	256,962
Series 2018 C, 4% 12/1/48 (d)	380,000	397,754
Series 2019 A:
5% 12/1/23	310,000	355,331
5% 12/1/24	180,000	211,255
5% 12/1/25	330,000	395,436
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	3,300,000	3,722,169
5.25% 6/15/43	6,900,000	7,948,455
Series 2001 A, 6% 6/15/35	670,000	717,289
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	77,946
Series 2010 A, 0% 12/15/27	2,350,000	1,832,225
Series 2014 AA, 5% 6/15/24	1,720,000	1,957,532
Series 2016 A:
5% 6/15/27	465,000	551,109
5% 6/15/28	1,905,000	2,244,281
5% 6/15/29	385,000	450,354
Series 2016 A-2, 5% 6/15/23	925,000	1,037,961
Series 2018 A, 5% 12/15/33	5,835,000	6,810,554

TOTAL NEW JERSEY		72,509,422

New York - 3.3%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	239,484
4% 7/1/34	215,000	238,278
Series 2017:
4% 12/1/20 (e)	200,000	205,652
4% 12/1/21 (e)	200,000	209,472
5% 12/1/22 (e)	300,000	329,448
5% 12/1/23 (e)	200,000	224,878
5% 12/1/24 (e)	200,000	229,804
5% 12/1/25 (e)	200,000	234,486
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,135,000	1,210,478
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,858,641
New York City Gen. Oblig.:
Series 2012 A1, 5% 8/1/24	1,275,000	1,372,155
Series 2012 E, 5% 8/1/24	860,000	940,204
Series 2015 C, 5% 8/1/27	120,000	142,207
Series 2016 C and D, 5% 8/1/28	450,000	544,257
Series 2016 E, 5% 8/1/28	755,000	924,482
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	821,153
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011:
5.375% 6/15/43	1,230,000	1,299,458
5.375% 6/15/43 (Pre-Refunded to 12/15/20 @ 100)	2,410,000	2,556,986
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,376,598
Series 2013 2, 5% 6/15/47	365,000	405,676
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	982,885
Series 2015 S2, 5% 7/15/35	305,000	357,027
New York City Transitional Fin. Auth. Rev. Series 2018 A2, 5% 8/1/39	2,000,000	2,384,860
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,067,087
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	690,000	713,812
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,409,335
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	5,250,000	5,838,735
Series 2012 F, 5% 11/15/24	2,135,000	2,380,098
Series 2014 B, 5% 11/15/44	1,720,000	1,910,576
Series 2015 A1, 5% 11/15/45	1,280,000	1,453,901
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	740,000	814,703
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,314,326
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,134,888
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	195,949
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	212,989
4% 3/1/24 (FSA Insured)	235,000	262,093
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	1,013,699

TOTAL NEW YORK		41,810,760

North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	328,489
5% 7/1/33	215,000	263,074
5% 7/1/37	605,000	730,743
Series 2017 B:
5% 7/1/20 (d)	35,000	36,229
5% 7/1/21 (d)	35,000	37,423
5% 7/1/22 (d)	25,000	27,550
5% 7/1/23 (d)	30,000	33,987
5% 7/1/24 (d)	35,000	40,667
5% 7/1/25 (d)	15,000	17,816
5% 7/1/26 (d)	15,000	18,193
5% 7/1/27 (d)	35,000	43,209
5% 7/1/28 (d)	30,000	36,861
5% 7/1/29 (d)	40,000	48,883
5% 7/1/30 (d)	45,000	54,659
5% 7/1/31 (d)	85,000	102,599
5% 7/1/32 (d)	85,000	102,268
5% 7/1/33 (d)	90,000	107,987
5% 7/1/34 (d)	95,000	113,577
5% 7/1/35 (d)	65,000	77,464
5% 7/1/36 (d)	55,000	65,359
5% 7/1/37 (d)	65,000	76,989
5% 7/1/42 (d)	205,000	240,473
Series 2017 C, 4% 7/1/32	250,000	285,508
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	935,000	991,222
5% 11/1/30 (FSA Insured)	220,000	220,508
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	243,887
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,625,000	1,674,205
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,743,699
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,044,070
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	165,000	165,419

TOTAL NORTH CAROLINA		10,973,017

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	920,000	938,280
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	395,000	406,036

TOTAL NORTH DAKOTA		1,344,316

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,806,630
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	610,883
5% 8/1/26	345,000	417,336
5% 8/1/27	430,000	528,771
5% 8/1/28	430,000	533,535
5% 8/1/29	860,000	1,059,365
5% 8/1/30	730,000	891,549
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	690,455
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,413,448
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,425,000	2,770,369
Series 2012 B:
5% 2/15/42	335,000	359,780
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	95,000	103,842
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,160,710
Columbus City School District 5% 12/1/29	360,000	436,892
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,307,711
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	707,532
5% 12/1/26	115,000	131,025
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	240,000	276,720
5% 8/15/30	260,000	297,716
5.75% 8/15/38	30,000	30,095
6% 8/15/43	140,000	140,469
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,705,486
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	823,354
5% 2/15/44	915,000	975,454
5% 2/15/48	2,340,000	2,489,947
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,414,841
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (c)	165,000	184,826
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	219,807
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	380,000	445,877
5% 2/15/34	75,000	85,888
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	906,711
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	137,372
5% 12/1/42	170,000	177,606

TOTAL OHIO		28,242,002

Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	480,000	585,528
5% 9/1/28	250,000	302,478
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	390,000	455,091
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	260,795
5% 10/1/29	240,000	283,687
5% 10/1/36	170,000	198,285
5% 10/1/39	345,000	401,642
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	92,482
5% 8/15/23	45,000	50,122
5% 8/15/33	190,000	225,255
5% 8/15/38	550,000	641,152
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	259,664

TOTAL OKLAHOMA		3,756,181

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	140,000	140,375
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	170,000	173,633
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	135,000	143,806

TOTAL OREGON		457,814

Pennsylvania - 7.1%
Allegheny County Hosp. Dev. Auth. Rev.:
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,260,000	1,266,451
Series 2019 A, 5% 7/15/23	1,635,000	1,859,093
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	208,881
5% 7/15/29	270,000	335,467
5% 7/15/32	170,000	206,700
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	535,000	604,304
Series 2018 A, 5% 11/15/23	225,000	255,452
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26 (c)	1,750,000	2,058,858
5% 6/1/28 (c)	945,000	1,152,314
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	63,865
5% 6/1/23	85,000	95,731
5% 6/1/28	185,000	221,871
5% 6/1/29	200,000	238,464
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	772,331
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	250,000	272,348
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	465,974
4% 7/15/35	445,000	478,740
4% 7/15/37	860,000	915,788
5% 7/15/25	70,000	82,467
5% 7/15/26	215,000	257,970
5% 7/15/27	365,000	443,931
5% 7/15/28	270,000	330,029
5% 7/15/29	285,000	346,865
5% 7/15/30	380,000	458,880
5% 7/15/31	260,000	311,714
5% 7/15/32	270,000	322,145
5% 7/15/34	295,000	349,628
5% 7/15/36	865,000	1,018,667
5% 7/15/38	1,035,000	1,202,215
5% 7/15/43	1,205,000	1,391,076
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	520,632
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,726,449
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	201,875
5% 7/1/27	170,000	202,982
5% 7/1/28	170,000	202,371
5% 7/1/34	635,000	738,188
5% 7/1/36	345,000	398,906
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	380,514
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	705,000	777,848
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	237,724
5% 10/1/22	240,000	259,334
5% 10/1/23	70,000	77,174
5% 10/1/24	200,000	224,576
5% 10/1/25	180,000	202,046
5% 10/1/27	85,000	94,960
Series 2016 A:
5% 10/1/28	260,000	297,578
5% 10/1/29	450,000	512,109
5% 10/1/31	785,000	882,835
5% 10/1/36	1,410,000	1,563,309
5% 10/1/40	690,000	758,765
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	150,029
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,300,551
Series 2016 A, 5% 8/15/46	5,165,000	5,883,658
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.625%, tender 7/1/24 (a)(d)	1,985,000	1,985,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	691,704
Series 2017:
5% 5/1/35	215,000	253,992
5% 5/1/37	270,000	316,734
5% 5/1/41	1,220,000	1,415,554
Series 2016:
5% 5/1/28	85,000	100,994
5% 5/1/32	215,000	250,514
5% 5/1/33	295,000	342,684
Series 2018 A, 5% 2/15/48	325,000	390,910
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	203,092
5% 7/1/26	170,000	207,687
5% 7/1/27	140,000	174,013
Series 2017 B:
5% 7/1/22 (d)	380,000	416,757
5% 7/1/22	50,000	55,192
5% 7/1/23 (d)	260,000	292,726
5% 7/1/23	85,000	96,545
5% 7/1/25 (d)	600,000	707,394
5% 7/1/26 (d)	515,000	618,984
5% 7/1/27 (d)	430,000	525,486
5% 7/1/28 (d)	515,000	625,967
5% 7/1/29 (d)	385,000	464,803
5% 7/1/32 (d)	515,000	611,320
5% 7/1/33 (d)	385,000	455,759
5% 7/1/34 (d)	690,000	813,896
5% 7/1/37 (d)	775,000	905,688
5% 7/1/42 (d)	2,325,000	2,689,142
5% 7/1/47 (d)	3,270,000	3,764,326
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	497,789
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/20	2,030,000	2,109,190
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,791,639
5% 9/1/26	1,580,000	1,893,219
5% 9/1/27	1,670,000	1,991,508
5% 9/1/28	1,395,000	1,657,958
Series 2016 F:
5% 9/1/28	2,410,000	2,864,285
5% 9/1/29	1,565,000	1,850,691
Series 2018 A:
5% 9/1/36	325,000	384,563
5% 9/1/37	190,000	224,202
5% 9/1/38	300,000	353,058
Series 2018 B, 5% 9/1/43	440,000	513,401
Series F, 5% 9/1/30	1,170,000	1,376,049
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,379,836
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured) (c)	680,000	827,077
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	520,595
4% 6/1/49	1,135,000	1,236,004
5% 6/1/44	830,000	998,274
5% 6/1/49	1,325,000	1,583,720
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	257,563
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,093,594
5% 8/1/48	4,165,000	4,727,025

TOTAL PENNSYLVANIA		89,090,735

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	152,896
5% 9/1/36	1,210,000	1,351,195
Series 2016, 5% 5/15/39	1,085,000	1,225,074
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	415,000	453,861
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	610,000	632,802

TOTAL RHODE ISLAND		3,815,828

South Carolina - 3.2%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	608,455
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	552,537
5% 12/1/26	240,000	281,297
5% 12/1/28	975,000	1,139,336
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50 (c)	620,000	684,282
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	550,000	615,731
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	1,565,000	1,752,033
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	900,000	1,018,116
Series 2015, 5.25% 7/1/55 (d)	1,095,000	1,241,577
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,761,030
Series 2014 A:
5% 12/1/49	2,330,000	2,576,910
5.5% 12/1/54	2,700,000	3,042,576
Series 2014 C, 5% 12/1/46	810,000	905,734
Series 2015 A, 5% 12/1/50	1,075,000	1,209,085
Series 2015 C, 5% 12/1/22	1,455,000	1,618,702
Series 2015 E, 5.25% 12/1/55	1,290,000	1,478,159
Series 2016 A:
5% 12/1/29	515,000	613,525
5% 12/1/38	50,000	57,799
Series 2016 B:
5% 12/1/31	190,000	226,547
5% 12/1/41	2,600,000	3,016,624
Series A, 5% 12/1/23	1,305,000	1,488,653
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,225,000	3,391,184
4% 4/15/48	2,250,000	2,354,108
5% 4/15/48	2,205,000	2,516,544

TOTAL SOUTH CAROLINA		40,150,544

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	137,877
Series 2017:
5% 7/1/26	50,000	60,606
5% 7/1/28	50,000	61,103
5% 7/1/29	100,000	121,794

TOTAL SOUTH DAKOTA		381,380

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	191,259
5% 7/1/24	255,000	287,520
5% 7/1/25	255,000	286,992
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,313,020
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	1,000,000	1,043,540
5.75% 7/1/24 (d)	690,000	719,477

TOTAL TENNESSEE		4,841,808

Texas - 9.8%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	20,000	20,053
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	535,000	558,749
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	170,000	198,259
5% 11/15/27 (d)	215,000	250,260
5% 11/15/28 (d)	260,000	301,772
5% 11/15/39 (d)	1,960,000	2,215,956
5% 11/15/44 (d)	4,795,000	5,403,150
Series 2017 B:
5% 11/15/28 (d)	170,000	206,033
5% 11/15/30 (d)	265,000	316,919
5% 11/15/32 (d)	210,000	249,018
5% 11/15/35 (d)	215,000	252,685
5% 11/15/37 (d)	245,000	286,341
5% 11/15/41 (d)	980,000	1,136,232
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	479,460
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	262,577
5% 1/1/30	285,000	330,848
5% 1/1/31	80,000	92,350
5% 1/1/32	170,000	195,471
5% 1/1/40	1,000,000	1,128,770
5% 1/1/45	1,205,000	1,351,432
Series 2016:
5% 1/1/40	170,000	193,346
5% 1/1/46	120,000	135,443
Coppell Independent School District 0% 8/15/20	345,000	339,501
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	275,000	302,957
5% 7/15/24	390,000	429,160
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	755,000	847,820
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	531,558
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	475,000	503,709
Series 2012 H, 5% 11/1/42 (d)	645,000	683,984
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	1,135,000	1,397,616
5% 2/15/30	285,000	348,977
Dallas Independent School District Series 2016 A, 4% 2/15/29	250,000	279,498
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,383,640
DeSoto Independent School District 0% 8/15/20	575,000	565,518
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	260,000	283,873
5.25% 10/1/51	10,345,000	11,594,366
5.5% 4/1/53	1,110,000	1,244,943
Series 2018 A:
5% 10/1/38	550,000	662,156
5% 10/1/43	170,000	202,419
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	1,028,529
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	273,061
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	156,121
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	462,084
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	713,826
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,397,180
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	515,000	550,381
5% 7/1/24 (d)	215,000	229,463
5% 7/1/25 (d)	260,000	277,066
Series 2012 A:
5% 7/1/21 (d)	650,000	693,271
5% 7/1/23 (d)	865,000	952,408
Series 2018 A, 5% 7/1/41 (d)	3,000,000	3,545,280
Series 2018 C:
5% 7/1/29 (d)	345,000	425,889
5% 7/1/30 (d)	365,000	447,559
5% 7/1/31 (d)	260,000	316,849
5% 7/1/32 (d)	300,000	364,290
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	800,901
5% 3/1/30	860,000	1,046,302
5% 3/1/31	800,000	968,536
5% 3/1/32	340,000	410,033
Houston Independent School District Series 2017, 5% 2/15/35	585,000	702,603
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	595,216
Series 2016 B, 5% 11/15/33	480,000	575,117
Series 2018 D, 5% 11/15/43	610,000	737,551
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	94,467
5% 10/15/30	325,000	379,165
5% 10/15/32	170,000	195,634
5% 10/15/36	115,000	130,485
5% 10/15/37	195,000	220,401
5% 10/15/38	275,000	310,164
5% 10/15/44	270,000	302,152
Laredo Independent School District Series 2018, 5% 8/1/40	1,000,000	1,189,080
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	170,000	201,802
5% 11/1/27 (d)	370,000	437,614
5% 11/1/28 (d)	570,000	671,557
5% 11/1/29 (d)	345,000	404,378
5% 11/1/32 (d)	635,000	735,540
Series 2017:
5% 11/1/22 (d)	130,000	144,200
5% 11/1/23 (d)	190,000	216,353
5% 11/1/24 (d)	170,000	198,271
5% 11/1/25 (d)	170,000	202,543
5% 11/1/26 (d)	170,000	206,366
5% 11/1/27 (d)	170,000	205,380
5% 11/1/28 (d)	300,000	360,846
5% 11/1/29 (d)	215,000	257,095
5% 11/1/30 (d)	170,000	202,043
5% 11/1/31 (d)	385,000	455,251
5% 11/1/32 (d)	445,000	524,370
5% 11/1/33 (d)	170,000	199,760
5% 11/1/34 (d)	170,000	199,123
5% 11/1/36 (d)	170,000	198,002
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	380,000	448,202
5% 5/15/30	860,000	1,006,234
Midway Independent School District Series 2000, 0% 8/15/19	620,000	618,972
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	161,628
5% 8/15/29	345,000	424,688
5% 8/15/47	395,000	461,984
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	146,755
5% 4/1/30	590,000	682,583
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	201,440
5% 1/1/33	205,000	245,342
5% 1/1/34	260,000	310,034
5% 1/1/34	515,000	678,018
5% 1/1/35	380,000	451,387
5% 1/1/36	1,035,000	1,225,140
5% 1/1/37	1,375,000	1,621,826
5% 1/1/38	560,000	617,182
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	173,178
5% 1/1/30	75,000	88,553
5% 1/1/31	100,000	117,494
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,746,173
Series 2009, 6.25% 1/1/39	385,000	386,317
Series 2014 A, 5% 1/1/25	1,035,000	1,189,080
Series 2015 A, 5% 1/1/32	575,000	664,367
Series 2015 B, 5% 1/1/40	1,720,000	1,891,450
Series 2016 A, 5% 1/1/36	215,000	250,886
Series 2017 A, 5% 1/1/39	5,620,000	6,708,819
Series 2018:
4% 1/1/37	5,015,000	5,478,286
4% 1/1/38	4,365,000	4,753,660
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	555,000	556,818
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	480,000	481,572
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	375,000	459,971
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	896,324
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	93,212
5% 10/1/30	120,000	148,020
5% 10/1/31	110,000	134,707
5% 10/1/39	215,000	256,691
5% 10/1/40	170,000	202,550
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	305,000	306,769
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	410,000	412,374
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	215,000	216,234
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	762,215
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	936,738
5% 2/15/25	145,000	171,683
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,130,000	1,130,859
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	660,000	661,610
Series 2019 E2, 2.25%, tender 8/1/22 (a)	2,960,000	2,984,302
Series 2017 B, 5% 10/1/36	665,000	806,392
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	2,580,000	2,995,406
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	681,050
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	2,000,000	2,407,280
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,260,236
5% 2/15/33	690,000	814,462
5% 2/15/34	860,000	1,012,297
5% 2/15/35	860,000	1,009,425
5% 2/15/36	515,000	602,952
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	360,000	434,495
Series 2018 A, 5% 4/15/44	170,000	202,615
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	426,577
Weatherford Independent School District 0% 2/15/33	1,200,000	848,676

TOTAL TEXAS		122,742,567

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	345,000	379,010
5% 7/1/24 (d)	300,000	346,704
5% 7/1/25 (d)	345,000	407,393
5% 7/1/27 (d)	730,000	895,126
5% 7/1/29 (d)	640,000	776,326
5% 7/1/30 (d)	475,000	572,294
5% 7/1/31 (d)	905,000	1,084,299
5% 7/1/32 (d)	990,000	1,181,506
5% 7/1/33 (d)	690,000	821,224
5% 7/1/34 (d)	1,625,000	1,927,136
5% 7/1/35 (d)	690,000	815,690
5% 7/1/36 (d)	930,000	1,096,265
5% 7/1/37 (d)	730,000	857,699
5% 7/1/42 (d)	4,220,000	4,910,476
Series 2018 A:
5% 7/1/33 (d)	1,655,000	2,002,103
5.25% 7/1/48 (d)	1,215,000	1,455,619
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	545,000	603,315

TOTAL UTAH		20,132,185

Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	883,038
5% 10/15/46	980,000	1,090,397
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A:
5% 6/15/27 (d)	1,000,000	1,197,520
5% 6/15/29 (d)	1,700,000	2,082,466

TOTAL VERMONT		5,253,421

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	930,974
5% 6/15/30	215,000	245,706
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	115,137
Series 2016:
4% 6/15/37	125,000	132,110
5% 6/15/27	260,000	312,803
5% 6/15/30	110,000	130,615
5% 6/15/33	75,000	87,873
5% 6/15/34	140,000	163,318
5% 6/15/35	380,000	442,035
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	196,025
5% 1/1/40	385,000	441,118
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	185,714
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	1,035,000	1,100,785
5% 1/1/40 (d)	205,000	217,025
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	504,652
5% 1/1/34	260,000	300,420
5% 1/1/35	260,000	299,910
5% 1/1/44	170,000	192,231

TOTAL VIRGINIA		5,998,451

Washington - 1.5%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	347,912
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	600,000	714,594
5% 10/1/30 (d)	345,000	405,627
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	230,000	244,994
5% 6/1/22 (d)	170,000	186,459
5% 6/1/24 (d)	270,000	304,417
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,085,278
5% 12/1/27	710,000	796,201
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	673,838
5% 2/1/34	715,000	828,299
Series 2017 D, 5% 2/1/33	610,000	737,264
Series R-2017 A, 5% 8/1/30	350,000	423,094
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	1,375,000	1,380,156
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	166,019
5% 7/1/27	265,000	327,376
5% 7/1/28	325,000	404,190
5% 7/1/29	125,000	154,133
5% 7/1/30	150,000	184,170
5% 7/1/31	180,000	219,238
5% 7/1/32	345,000	417,881
5% 7/1/33	490,000	590,543
5% 7/1/34	115,000	137,782
5% 7/1/42	1,650,000	1,920,039
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	982,058
Series 2015:
5% 1/1/25	345,000	404,323
5% 1/1/27	400,000	468,636
Series 2017, 4% 8/15/42	2,055,000	2,113,568
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	433,736
5% 10/1/28	380,000	443,604
5% 10/1/35	390,000	443,009
5% 10/1/36	590,000	668,376
5% 10/1/40	580,000	649,252

TOTAL WASHINGTON		19,256,066

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	535,000	534,379
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	339,774
5% 1/1/32	230,000	277,258
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,310,000	1,480,863

TOTAL WEST VIRGINIA		2,632,274

Wisconsin - 2.1%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,711,841
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (d)	430,000	499,694
5% 9/30/49 (d)	3,340,000	3,798,014
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (e)	50,000	52,016
5% 5/15/25 (e)	190,000	208,909
5% 5/15/28 (e)	230,000	253,715
5.25% 5/15/37 (e)	70,000	76,647
5.25% 5/15/42 (e)	85,000	92,179
5.25% 5/15/47 (e)	85,000	91,899
5.25% 5/15/52 (e)	160,000	172,549
Series 2017 B-1 3.95% 11/15/24 (e)	60,000	60,260
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,215,994
5% 1/1/42	890,000	966,451
Series 2018 A:
5.25% 10/1/43	1,595,000	1,818,794
5.25% 10/1/48	1,595,000	1,811,776
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	150,000	164,447
5% 10/1/48 (e)	180,000	196,805
5% 10/1/53 (e)	310,000	338,030
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,003,998
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	850,000	925,922
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	200,000	208,688
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	340,000	354,770
Series 2014:
4% 5/1/33	605,000	630,392
5% 5/1/22	135,000	146,028
Series 2016 A:
5% 2/15/28	410,000	483,263
5% 2/15/29	530,000	621,520
5% 2/15/30	585,000	681,847
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	205,000	233,698
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	75,000	89,856
Series 2017 A:
5% 9/1/29	1,000,000	1,169,990
5% 9/1/31	170,000	195,857
5% 9/1/33	295,000	336,427
5% 9/1/35	325,000	366,665
Series 2018, 5% 4/1/34	2,000,000	2,439,100
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	495,000	515,280
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	205,000	233,335
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,020,000	1,160,984
Series 2012:
4% 10/1/23	430,000	463,028
5% 6/1/27	385,000	415,754

TOTAL WISCONSIN		26,206,422

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,775,000	1,777,822
TOTAL MUNICIPAL BONDS
(Cost $1,161,788,036)		1,234,116,075

Municipal Notes - 0.1%
Wisconsin - 0.1%
Milton School District BAN Series 2019, 5% 8/19/19
(Cost $1,305,984)	1,300,000	1,306,142
	Shares	Value

Money Market Funds - 2.5%
Fidelity Municipal Cash Central Fund 2.00% (g)(h)
(Cost $30,880,000)	30,876,912	30,880,000
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,193,974,020)		1,266,302,217
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,734,920)
NET ASSETS - 100%		$1,255,567,297

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,952,913 or 1.4% of net assets.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$376,327
Total	$376,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,235,422,217	$--	$1,235,422,217	$--
Money Market Funds	30,880,000	30,880,000	--	--
Total Investments in Securities:	$1,266,302,217	$30,880,000	$1,235,422,217	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	27.2%
Health Care	23.5%
General Obligations	23.1%
Education	7.3%
Electric Utilities	5.0%
Others* (Individually Less Than 5%)	13.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,163,094,020)	$1,235,422,217
Fidelity Central Funds (cost $30,880,000)	30,880,000
Total Investment in Securities (cost $1,193,974,020)		$1,266,302,217
Cash		40,440
Receivable for fund shares sold		848,854
Interest receivable		14,572,493
Distributions receivable from Fidelity Central Funds		32,304
Prepaid expenses		6,725
Receivable from investment adviser for expense reductions		138,685
Other receivables		2,611
Total assets		1,281,944,329
Liabilities
Payable for investments purchased
Regular delivery	$2,197,802
Delayed delivery	22,554,151
Payable for fund shares redeemed	650,636
Distributions payable	422,984
Accrued management fee	362,505
Other affiliated payables	127,681
Other payables and accrued expenses	61,273
Total liabilities		26,377,032
Net Assets		$1,255,567,297
Net Assets consist of:
Paid in capital		$1,180,291,029
Total distributable earnings (loss)		75,276,268
Net Assets, for 117,822,427 shares outstanding		$1,255,567,297
Net Asset Value, offering price and redemption price per share ($1,255,567,297 ÷ 117,822,427 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$18,882,238
Income from Fidelity Central Funds		376,327
Total income		19,258,565
Expenses
Management fee	$2,114,049
Transfer agent fees	652,051
Accounting fees and expenses	118,804
Custodian fees and expenses	3,917
Independent trustees' fees and expenses	2,160
Registration fees	67,289
Audit	32,408
Legal	696
Miscellaneous	1,046
Total expenses before reductions	2,992,420
Expense reductions	(864,464)
Total expenses after reductions		2,127,956
Net investment income (loss)		17,130,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,957,241
Total net realized gain (loss)		2,957,241
Change in net unrealized appreciation (depreciation) on investment securities		49,768,775
Net gain (loss)		52,726,016
Net increase (decrease) in net assets resulting from operations		$69,856,625

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	For the period October 2, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,130,609	$7,259,817
Net realized gain (loss)	2,957,241	188,683
Change in net unrealized appreciation (depreciation)	49,768,775	22,559,422
Net increase (decrease) in net assets resulting from operations	69,856,625	30,007,922
Distributions to shareholders	(17,224,149)	(7,363,827)
Share transactions
Proceeds from sales of shares	212,324,914	1,232,074,965
Reinvestment of distributions	14,924,815	6,646,229
Cost of shares redeemed	(132,807,869)	(152,872,328)
Net increase (decrease) in net assets resulting from share transactions	94,441,860	1,085,848,866
Total increase (decrease) in net assets	147,074,336	1,108,492,961
Net Assets
Beginning of period	1,108,492,961	–
End of period	$1,255,567,297	$1,108,492,961
Other Information
Shares
Sold	20,449,696	123,160,154
Issued in reinvestment of distributions	1,426,890	657,535
Redeemed	(12,718,353)	(15,153,495)
Net increase (decrease)	9,158,233	108,664,194

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.149	.074
Net realized and unrealized gain (loss)	.461	.193
Total from investment operations	.610	.267
Distributions from net investment income	(.149)	(.066)
Distributions from net realized gain	(.001)	(.001)
Total distributions	(.150)	(.067)
Net asset value, end of period	$10.66	$10.20
Total ReturnC,D	6.02%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.59%G,H
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	2.89%G	2.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,255,567	$1,108,493
Portfolio turnover rateI	18%G	7%J,K

 A For the period October 2, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$72,356,469
Gross unrealized depreciation	(1,669)
Net unrealized appreciation (depreciation)	$72,354,800
Tax cost	$1,193,947,417

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $210,403,668 and $99,767,373, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $1,042,641,709 in exchange for 104,264,171 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $242 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $859,293.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,323.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,848.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.36%	$1,000.00	$1,060.20	$1.84
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SIM-SANN-0819
1.9887614.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019